Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are the following subsequent events:

Between October 7, 2022 and October 28, 2022, the Company entered into subscription agreements with certain accredited investors pursuant to which the Company sold an aggregate of 1.8 shares of the Company’s Series Y preferred stock for an aggregate purchase price of $177,000. The Company also issued an aggregate of 1,416,000 warrants to these investors.

Between October 18, 2022 and November 2, 2022, the Company issued to consultants an aggregate of 7,067,670 shares of the Company’s common stock for services.

On October 19, 2022, OriginClear, Inc. (the “Company”) entered into an Equity Financing Agreement (“Financing Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase, through puts made from time to time by the Company, up to $25,000,000 worth of the shares (“Shares”) of the Company’s common stock, par value $0.0001 per share. In accordance with the terms of the Financing Agreement and the Registration Rights Agreement dated October 20, 2022 between the Company and GHS (“Registration Agreement”), the Company is required to register the Shares on Form S-1 with the Securities and Exchange Commission (“SEC”) as a condition precedent to GHS’s obligation to close on the purchase of the Shares.

On October 20, 2022, holders of the Company’s Series Y preferred stock converted an aggregate of 3 Series Y shares into an aggregate of 20,204,082 shares, including make-good shares, of the Company’s common stock.

On October 25, 2022, holders of the Company’s Series U preferred stock converted an aggregate of 100 Series U shares into an aggregate of 5,868,545 shares of the Company’s common stock.

On November 3, 2022, holders of the Company’s Series T preferred stock converted an aggregate of 18 Series T shares into an aggregate of 3,176,471 shares of the Company’s common stock.

16.	SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are the following subsequent events:

Between January 3, 2022 and February 14, 2022, certain holders of the Company’s Series K preferred stock exchanged an aggregate of 35 shares of Series K preferred stock for 35 shares of the Company’s Series W preferred stock.

On January 4, 2022, holders of Series W Preferred Stock converted an aggregate of 10 Series W shares into an aggregate of 694,446 shares of the Company’s common stock.

Between January 4, 2022 and February 14, 2022, holders of the Company’s Series R preferred stock converted an aggregate of 378 Series R shares into an aggregate of 27,162,453, including make-good shares, of the Company’s common stock.

Between January 4, 2022 and March 3, 2022, holders of the Company’s Series U preferred stock converted an aggregate of 432 Series U shares into an aggregate of 22,794,493 shares, including make-good shares, of the Company’s common stock.

Between January 4, 2022 and March 28, 2022, the Company entered into subscription agreements with certain accredited investors pursuant to which the Company sold an aggregate of 12.4 shares of the Company’s Series Y preferred stock for an aggregate purchase price of $1,244,200. The Company also issued an aggregate of 9,953,600 warrants to these investors.

On January 7, 2022, holders of convertible promissory notes converted an aggregate principal and interest amount of $119,634 into an aggregate of 12,461,909 shares of the Company’s common stock.

Between January 20, 2022 and January 25, 2022, certain holders of the Company’s Series V preferred stock exchanged an aggregate of 4 shares of Series V preferred stock for 4 shares of the Company’s Series Y preferred stock.

Between January 21, 2022 and March 31, 2022, the Company issued to consultants and one employee an aggregate of 13,314,289 shares of the Company’s common stock for services.

On January 24, 2022, OriginClear, Inc., Progressive Water Treatment, Inc., OriginClear, Inc., and T. Riggs Eckelberry, individually (collectively, the “GTR Plaintiffs”), on the one hand, and GTR Source LLC and Tzvi “Steve” Reich (collectively, the “GTR Defendants”), on the other hand, settled a dispute between the parties relating to two distinct merchant funding agreements that were entered into on July 20, 2018 and August 28, 2018, and a settlement agreement entered into on December 13, 2018. Pursuant to the terms of settlement, all of which have been performed as of the filing date, (i) the GTR Defendants paid $25,000 to the GTR Plaintiffs, (ii) the parties mutually released each other from all claims, controversies, etc. that could have been asserted by any party against any other party pursuant to the aforesaid merchant funding agreements and settlement entered thereunder, and (iii) the GTR Plaintiffs dismissed with prejudice the action commenced by the GTR Plaintiffs in the Supreme Court for the State of New York in and for the County of Ontario and the appeal in the United States Court of Appeals for the Second Circuit.

On February 11, 2022, the Company filed a certificate of designation (the “Series Z COD”) of Series Z preferred stock (the “Series Z”) with the Secretary of State of Nevada. Pursuant to the Series Z COD, the Company designated 25 shares of preferred stock as Series Z. The Series Z has an original issue price of $10,000 per share. The Series Z holders will not be entitled to dividends or any voting rights except as may be required by applicable law. The Series Z will be convertible into common stock of the Company pursuant to the Series Z COD, provided that, the Series Z may not be converted into common stock to the extent such conversion would result in the holder beneficially owning more than 4.99% of the Company’s outstanding common stock (which amount may be increased up to 9.99% upon 61 days’ written notice). The Company will have the right (but no obligation) to redeem the Series Z at any time at a redemption price equal to the original issue price plus any accrued but unpaid distributions of 25% of Subsidiary’s annual net profits. On February 18, 2022, the Company issued an aggregate of 25 shares of Series Z preferred stock.

On February 14, 2022, certain holders of the Company’s Series F preferred stock exchanged an aggregate of 100 shares of Series F preferred stock for 100 shares of the Company’s Series Q preferred stock.

On February 18, 2022, the Company entered into a subscription agreement with a certain accredited investor pursuant to which the Company sold an aggregate of 25 shares of the Company’s Series Z preferred stock for an aggregate purchase price of $250,000. The Company also issued an aggregate of 2,500,000 warrants to the investor.

Between February 22, 2022 and March 30, 2022, holders of the Company’s Series L preferred stock converted an aggregate of 124 Series L shares into an aggregate of 14,528,106 shares of the Company’s common stock.

Between February 23, 2022 and March 2, 2022, the Company entered into settlement agreements with certain accredited investors pursuant to which the Company issued an aggregate of 111,010,481 shares of the Company’s common stock in settlement of certain claims with such persons.

On February 25, 2022, holders of the Company’s Series T preferred stock converted an aggregate of 145 Series T shares into an aggregate of 17,193,676 shares of the Company’s common stock.

On March 31, 2022, the Company issued an aggregate of 261,707 shares of the Company’s common stock as dividends to certain holders of Series O preferred stock.